ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2016	2017
Payable for business acquisitions	171,484	117,617
Accrual for customer loyalty program	121,066	156,092
Payable to noncontrolling interest holders	34,791	86,896
Payable to franchisees	212,242	418,293
Other payables	170,944	262,086
Accrued rental	66,804	84,423
Accrued utilities	46,379	61,748
Deferred rent, current	37,648	49,857
Other accrued expenses	34,479	27,890

Total	895,837	1,264,902